CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 16,460	$ 15,266	$ 9,375
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,444	5,040	4,566
Interest expenses related to liabilities in connection with acquisitions	48	112	173
Accrued severance pay, net	8	143	11
Loss on sale of property and equipment	0	10	0
Stock-based compensation expenses	515	633	300
Amortization of marketable securities premium, accretion of discount	0	(14)	(17)
Loss on sale and maturity of marketable securities	0	0	3
Gain on sale of subsidiary's operation	(136)	(136)	(146)
Decrease (increase) in trade receivables, net	11	(5,405)	(198)
Decrease (increase) in other long term and short term accounts receivable and prepaid expenses	145	(1,753)	241
Increase in trade payables	780	446	26
Increase (decrease) in accrued expenses and other accounts payable	(2,279)	953	(288)
Increase (decrease) in deferred revenues	(1,131)	1,593	(85)
Change in deferred income taxes, net	1,083	(1,650)	436
Net cash provided by operating activities	22,948	15,238	14,397
Cash flows from investing activities:
Capitalized software development costs	(4,969)	(5,222)	(3,595)
Purchase of property and equipment	(510)	(497)	(583)
Cash paid in conjunction with acquisitions, net of acquired cash	(7,627)	(23,640)	(10,225)
Proceeds from sale of subsidiary's operation	136	136	146
Proceeds from sale of property and equipment	0	0	414
Proceeds from sale of marketable securities	0	0	361
Proceeds from maturity of marketable securities	343	1,557	830
Investment in marketable securities	0	0	(393)
Prepayment on investment	0	0	(1,160)
Proceeds from short-term bank deposits	3,601	21,974	15,077
Change in loans to employees and other deposits ,net	(34)	17	28
Investment in short-term bank deposit	(1,366)	(24,153)	(1,291)
Net cash used in investing activities	(10,426)	(29,828)	(391)
Cash flows from financing activities:
Proceeds from exercise of options by employees	309	875	1,339
Issuance (expense on issuance) of Ordinary shares	0	(21)	20,290
Dividend paid	(3,661)	0	(15,974)
Short-term credit, net	14	20	(717)
Purchase of non-controlling interest	(87)	(1,377)	0
Repayment of long-term loans	0	0	(23)
Net cash provided by (used in) financing activities	(3,425)	(503)	4,915
Effect of exchange rate changes on cash and cash equivalents	(64)	143	390
Increase (decrease) in cash and cash equivalents	9,033	(14,950)	19,311
Cash and cash equivalents at the beginning of the year	28,711	43,661	24,350
Cash and cash equivalents at end of the year	37,744	28,711	43,661
Supplementary information on investing and financing activities not involving cash flows:
Deferred acquisition payment	3,103	0	4,645
Contingent acquisition payment	1,192	750	414
Supplemental disclosure of cash flow activities:
Income taxes	1,250	1,015	709
Interest	$ 17	$ 8	$ 131